Foreign Currency Amounts - Schedule of Foreign Currency Amount (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and deposits in banks	$ 1,203,105,095	$ 778,796,544	$ 1,045,370,900
Debt securities at fair value through profit or loss	1,752,113,837	657,238,645
Other financial assets	201,381,389	180,443,674
Loans and other financing	1,833,657,853	1,864,088,844
Financial assets delivered as guarantee	132,891,084	95,353,885
Equity instruments at fair value through profit or loss	3,213,841	2,614,136
TOTAL ASSETS	6,718,211,111	6,508,793,934
LIABILITIES
Deposits	20,185,431	5,148,961
Financial sector	4,373,867,889	4,838,581,282
Liabilities as fair value through profit or loss	13,825,475	1,638,088
Other financial liabilities	374,491,943	420,684,684
Issued corporate bonds	58,864,013	8,456,451
Subordinated corporate bonds	328,227,793	224,617,825
Other non financial liabilities	214,185,225	133,311,398
TOTAL LIABILITIES	4,674,186,061	4,913,674,060
Equity attributable to owners of parent [member]
ASSETS
Cash and deposits in banks	1,120,369,209	655,929,629
Debt securities at fair value through profit or loss	1,737,382,765	554,106,640
Other financial assets	79,181,568	48,810,967
Loans and other financing	179,981,350	111,920,508
From the non-financial private sector and foreign residents	179,981,350	111,920,508
Other debt securities	88,646,176	167,645,854
Financial assets delivered as guarantee	55,763,750	15,252,397
Equity instruments at fair value through profit or loss	344,008	496,382
TOTAL ASSETS	3,261,668,826	1,554,162,377
LIABILITIES
Deposits	1,023,465,739	532,572,442
Non financial government sector	34,333,538	19,192,347
Financial sector	7,106,029	4,357,526
Non financial private sector and foreign residents	982,026,172	509,022,569
Liabilities as fair value through profit or loss	13,817,710	1,638,088
Other financial liabilities	86,372,190	50,132,392
Financing from Central Bank of Argentina and other financial institutions	15,373,617	7,466,423
Issued corporate bonds	53,851,071	8,456,451
Subordinated corporate bonds	328,227,793	224,617,825
Other non financial liabilities	4,526,525	168,362
TOTAL LIABILITIES	1,525,634,645	$ 825,051,983
Equity attributable to owners of parent [member] | UNITED STATES
ASSETS
Cash and deposits in banks	1,099,343,794
Debt securities at fair value through profit or loss	1,737,382,765
Other financial assets	79,078,052
Loans and other financing	177,098,581
From the non-financial private sector and foreign residents	177,098,581
Other debt securities	88,646,176
Financial assets delivered as guarantee	55,710,171
Equity instruments at fair value through profit or loss	344,008
TOTAL ASSETS	3,237,603,547
LIABILITIES
Deposits	1,010,835,069
Non financial government sector	34,333,538
Financial sector	7,106,029
Non financial private sector and foreign residents	969,395,502
Liabilities as fair value through profit or loss	13,817,710
Other financial liabilities	83,458,593
Financing from Central Bank of Argentina and other financial institutions	12,497,214
Issued corporate bonds	53,851,071
Subordinated corporate bonds	328,227,793
Other non financial liabilities	4,526,132
TOTAL LIABILITIES	1,507,213,582
Equity attributable to owners of parent [member] | Euro Member Countries, Euro
ASSETS
Cash and deposits in banks	17,612,492
Other financial assets	103,516
Loans and other financing	400,983
From the non-financial private sector and foreign residents	400,983
Financial assets delivered as guarantee	53,579
TOTAL ASSETS	18,170,570
LIABILITIES
Deposits	12,630,670
Non financial private sector and foreign residents	12,630,670
Other financial liabilities	2,809,881
Financing from Central Bank of Argentina and other financial institutions	394,617
Other non financial liabilities	393
TOTAL LIABILITIES	15,835,561
Equity attributable to owners of parent [member] | Brazil, Brazil Real
ASSETS
Cash and deposits in banks	196,007
TOTAL ASSETS	196,007
Equity attributable to owners of parent [member] | Other Currency [member]
ASSETS
Cash and deposits in banks	3,216,916
Loans and other financing	2,481,786
From the non-financial private sector and foreign residents	2,481,786
TOTAL ASSETS	5,698,702
LIABILITIES
Other financial liabilities	103,716
Financing from Central Bank of Argentina and other financial institutions	2,481,786
TOTAL LIABILITIES	$ 2,585,502